Cover	Nov. 10, 2026
Cover [Abstract]
Pre Commencement Tender Offer	false
Entity Address State Or Province	AZ
Trading Symbol	CELZ
Entity File Number	000-53500
Document Type	8-K
Entity Central Index Key	0001187953
Soliciting Material	false
City Area Code	480
Entity Emerging Growth Company	false
Local Phone Number	399-2822
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line1	211 E Osborn Road
Entity Tax Identification Number	87-0622284
Document Period End Date	Nov. 10, 2026
Entity Incorporation State Country Code	NV
Security Exchange Name	NASDAQ
Security 12b Title	Common Stock, par value $0.001 per share
Written Communications	false
Entity Address City Or Town	Phoenix
Entity Address Postal Zip Code	85012
Amendment Flag	false
Entity Registrant Name	Creative Medical Technology Holdings, Inc.